COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD - Schedule I – Combined Condensed Statements Of Comprehensive Income (Loss) (Details) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ (44)	$ 1	$ 6
Comprehensive (loss) income	(59)	4	9
BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(44)	1	6
Other comprehensive (loss) income	(15)	3	3
Comprehensive (loss) income	$ (59)	$ 4	$ 9